Commitments	12 Months Ended
Dec. 31, 2017
Commitments
16. Commitments

In January 2016, the Company signed a definitive agreement with the Zacatecas state government to lease and operate the permitted 500 tonne per day La Plata ore processing plant located in the city of Zacatecas, Mexico. The lease commitments were assumed by Endeavour in May 2016. (Note 9(c)).

In February 2017, the Company entered into an office lease arrangement for a term of five years with a commencement date of August 1, 2017. The basic rent per year is CAD$46,000 for years 1 to 3 and CAD$48,000 for years 4 to 5. As at December 31, 2017, the Company is committed to the following payments for base rent at its corporate head office in Vancouver, BC, as follows:

Amount
(CAD$000)
Year:
2018	$46
2019	46
2020	47
2021	48
2022	28
$215

For the Fondaway Canyon project, the 3% NSR has a buyout provision which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out. A balance of $390,000 remains payable as at December 31, 2017. (Note 7(b)).